FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

September 30, 2019

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCKS
ENERGY — 0.5%
PHI Group, Inc.(a)(b)(c)(d)	23,814	$197,894
PHI Group, Inc.(a)(b)(c)(d)	51,478	427,783
		$625,677

TOTAL COMMON STOCKS — 0.5% (Cost $615,785)		$625,677

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
AGENCY — 3.3%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$258,505	$260,023
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	93,000	94,504
Government National Mortgage Association 2012-2 AB — 2.105% 3/16/2037	350,323	349,277
Government National Mortgage Association 2014-169 A — 2.60% 11/16/2042	988,346	990,720
Government National Mortgage Association 2015-21 A — 2.60% 11/16/2042	990,923	993,607
Government National Mortgage Association 2014-148 A — 2.65% 11/16/2043	1,000,082	1,001,564
Government National Mortgage Association 2014-138 A — 2.70% 1/16/2044	111,490	111,799
Government National Mortgage Association 2010-161 B — 3.00% 7/16/2040	50,744	50,801
		$3,852,295
AGENCY STRIPPED — 2.2%
Government National Mortgage Association 2015-19 IO — 0.768% 1/16/2057(e)	$4,208,654	$213,401
Government National Mortgage Association 2015-7 IO — 0.788% 1/16/2057(e)	4,068,579	223,418
Government National Mortgage Association 2015-41 AF, VRN — 3.064% 9/16/2056(e)	925,075	958,478
Government National Mortgage Association 2019 39 A — 3.10% 5/16/2059	1,099,408	1,116,486
Government National Mortgage Association 2011-9 C, VRN — 3.499% 9/16/2041(e)	85,592	86,617
		$2,598,400
NON-AGENCY — 9.0%
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	$67,911	$69,488
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	1,103,000	1,128,742
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	182,091
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.12% 5/10/2050	500,000	513,827
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	988,000	1,016,164
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(f)	687,000	706,032
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	949,004	975,213
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	990,000	1,027,297
RETL P 2019-RVP B, 1M USD LIBOR + 1.55%, FRN — 3.578% 3/15/2036(e)(f)	735,000	736,378
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.40% 5/10/2045	95,690	97,983
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	1,250,000	1,283,387
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	512,486	522,662
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	1,000,000	1,027,921
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.87% 11/15/2045	54,110	55,241
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	989,000	1,009,066

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	$187,000	$192,061
		$10,543,553

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $16,791,381)		$16,994,248

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 32.9%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.2%
Federal Home Loan Mortgage Corp. 4336 WV — 3.00% 10/15/2025	$704,709	$713,693
Federal Home Loan Mortgage Corp. 4235 QE — 3.00% 8/15/2031	231,603	233,791
Federal National Mortgage Association 2012-128 WC — 1.75% 10/25/2032	173,051	169,957
Federal National Mortgage Association 2012-47 HA — 1.50% 5/25/2027	322,873	314,246
Federal National Mortgage Association 4387 VA — 3.00% 2/15/2026	920,395	933,098
Federal National Mortgage Association 2012-144 PD — 3.50% 4/25/2042	218,773	223,848
		$2,588,633
AGENCY POOL FIXED RATE — 26.9%
Federal Home Loan Mortgage Corp. E04202 — 2.00% 2/1/2028	$142,974	$143,170
Federal Home Loan Mortgage Corp. G18431 — 2.50% 4/1/2027	219,914	222,526
Federal Home Loan Mortgage Corp. J18818 — 2.50% 4/1/2027	493,110	498,966
Federal Home Loan Mortgage Corp. J20465 — 2.50% 9/1/2027	322,614	326,949
Federal Home Loan Mortgage Corp. J20770 — 2.50% 10/1/2027	387,188	391,786
Federal Home Loan Mortgage Corp. J20834 — 2.50% 10/1/2027	927,019	940,055
Federal Home Loan Mortgage Corp. J21434 — 2.50% 12/1/2027	447,802	453,539
Federal Home Loan Mortgage Corp. G15601 — 2.50% 1/1/2029	312,451	317,431
Federal Home Loan Mortgage Corp. J16680 — 3.00% 9/1/2026	393,420	402,632
Federal Home Loan Mortgage Corp. G14266 — 3.00% 11/1/2026	654,436	669,759
Federal Home Loan Mortgage Corp. J17233 — 3.00% 11/1/2026	872,764	893,745
Federal Home Loan Mortgage Corp. J17774 — 3.00% 1/1/2027	924,083	946,297
Federal Home Loan Mortgage Corp. J18051 — 3.00% 2/1/2027	588,680	602,832
Federal Home Loan Mortgage Corp. G14600 — 3.00% 11/1/2027	699,271	719,578
Federal Home Loan Mortgage Corp. G15418 — 3.00% 11/1/2027	1,109,964	1,138,728
Federal Home Loan Mortgage Corp. G16476 — 3.00% 4/1/2028	701,866	718,958
Federal National Mortgage Association AL6472 — 2.00% 3/1/2025	199,991	199,661
Federal National Mortgage Association AB7241 — 2.00% 12/1/2027	304,099	304,353
Federal National Mortgage Association AQ7281 — 2.00% 12/1/2027	728,084	728,694
Federal National Mortgage Association BM4743 — 2.00% 8/1/2030	714,525	715,124
Federal National Mortgage Association MA2676 — 2.50% 7/1/2026	861,597	871,371
Federal National Mortgage Association AS8618 — 2.50% 1/1/2027	806,255	815,402
Federal National Mortgage Association BM1022 — 2.50% 1/1/2027	882,768	892,783
Federal National Mortgage Association AL1366 — 2.50% 2/1/2027	932,346	942,923
Federal National Mortgage Association AB4720 — 2.50% 3/1/2027	917,759	928,170
Federal National Mortgage Association AB4723 — 2.50% 3/1/2027	431,271	436,163
Federal National Mortgage Association AK7393 — 2.50% 3/1/2027	927,675	938,199
Federal National Mortgage Association AK7766 — 2.50% 3/1/2027	918,320	928,738
Federal National Mortgage Association AL1562 — 2.50% 4/1/2027	256,995	259,910
Federal National Mortgage Association MA1047 — 2.50% 4/1/2027	866,181	876,008
Federal National Mortgage Association AB5710 — 2.50% 7/1/2027	3,083,072	3,118,048
Federal National Mortgage Association MA1101 — 2.50% 7/1/2027	447,195	452,268
Federal National Mortgage Association MA3079 — 2.50% 7/1/2027	113,997	115,290

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association AB6192 — 2.50% 9/1/2027	$492,046	$498,397
Federal National Mortgage Association MA1167 — 2.50% 9/1/2027	400,580	405,124
Federal National Mortgage Association MA3158 — 2.50% 10/1/2027	164,494	166,360
Federal National Mortgage Association AL4637 — 2.50% 11/1/2027	326,901	330,609
Federal National Mortgage Association AQ8719 — 2.50% 12/1/2027	717,154	725,962
Federal National Mortgage Association MA1277 — 2.50% 12/1/2027	374,047	378,641
Federal National Mortgage Association AQ8185 — 2.50% 1/1/2028	322,002	325,957
Federal National Mortgage Association AB8862 — 2.50% 4/1/2028	295,850	300,223
Federal National Mortgage Association BM4406 — 2.50% 9/1/2028	447,529	453,725
Federal National Mortgage Association BM3954 — 2.50% 12/1/2028	704,105	712,753
Federal National Mortgage Association BM5514 — 2.50% 2/1/2029	489,160	495,168
Federal National Mortgage Association BM1595 — 2.50% 3/1/2031	697,486	706,052
Federal National Mortgage Association AJ7495 — 3.00% 12/1/2026	241,835	247,821
Federal National Mortgage Association AK3263 — 3.00% 2/1/2027	408,261	418,366
Federal National Mortgage Association AL3773 — 3.00% 6/1/2028	910,012	933,673
Federal National Mortgage Association AL1741 — 3.50% 5/1/2027	918,668	951,342
Federal National Mortgage Association AL1576 — 4.00% 3/1/2027	324,841	341,443
Federal National Mortgage Association FM1102 — 4.00% 3/1/2031	143,971	150,249
		$31,451,921
AGENCY STRIPPED — 0.3%
Federal National Mortgage Association 284 1 — 0.00% 7/25/2027(g)	$332,129	$308,150

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.5%
BRAVO Residential Funding Trust 2019-1 A1C — 3.50% 3/25/2058(f)	$911,405	$918,162
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(e)(f)	152,606	153,560
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(e)(f)	853,529	886,926
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(e)(f)	1,008,000	1,012,612
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(e)(f)	73,462	74,384
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(e)(f)	898,813	913,374
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(e)(f)	165,229	168,303
		$4,127,321

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $37,897,829)		$38,476,025

ASSET-BACKED SECURITIES — 35.4%
AUTO — 11.4%
Ally Auto Receivables Trust 2019-3 A3 — 1.93% 5/15/2024	$1,112,000	$1,112,556
Ally Auto Receivables Trust 2019-1 A4 — 3.02% 4/15/2024	252,000	258,652
BMW Vehicle Owner Trust 2019-A A3 — 1.92% 1/25/2024	519,000	519,177
CarMax Auto Owner Trust 2019-3 A3 — 2.18% 8/15/2024	666,000	667,756
CarMax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	200,000	206,496
CarMax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	107,000	110,725
Ford Credit Auto Lease Trust 2019-B B — 2.36% 1/15/2023	494,000	496,258
Ford Credit Auto Owner Trust 2019-A A4 — 2.85% 8/15/2024	676,000	692,888
GM Financial Automobile Leasing Trust 2019-2 B — 2.89% 3/20/2023	1,000,000	1,013,049
GM Financial Automobile Leasing Trust 2019-1 B — 3.37% 12/20/2022	337,000	343,667
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.78% 8/15/2023	523,000	521,534
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.54% 3/21/2025	1,000,000	1,016,369

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.90% 6/18/2024	$355,000	$363,441
Honda Auto Receivables Owner Trust 2018-4 A4 — 3.30% 7/15/2025	70,000	72,370
Hyundai Auto Lease Securitization Trust 2019-A B — 3.25% 10/16/2023(f)	334,000	339,526
Hyundai Auto Receivables Trust 2019-A A4 — 2.71% 5/15/2025	1,000,000	1,021,321
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.00% 9/15/2025	252,000	260,397
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	435,000	448,762
Prestige Auto Receivables Trust 2019-1A B — 2.53% 1/16/2024(f)	263,000	264,392
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.00% 5/15/2024	252,000	259,355
World Omni Auto Receivables Trust 2018-A B — 2.89% 4/15/2025	1,022,000	1,038,608
World Omni Auto Receivables Trust 2018-B A4 — 3.03% 6/17/2024	1,013,000	1,038,591
World Omni Auto Receivables Trust 2019-A B — 3.34% 6/16/2025	252,000	261,247
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.07% 2/18/2025	338,000	337,887
World Omni Automobile Lease Securitization Trust 2019-B B — 2.13% 2/18/2025	190,000	189,918
World Omni Automobile Lease Securitization Trust 2019-A B — 3.24% 7/15/2024	529,000	539,576
		$13,394,518
COLLATERALIZED LOAN OBLIGATION — 7.2%
Canyon Capital CLO Ltd. 2014-2A AS, 3M USD LIBOR + 1.250%, FRN — 3.553% 4/15/2029(e)(f)	$627,000	$626,611
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.45%, FRN — 3.753% 10/15/2027(e)(f)	1,136,000	1,135,729
Cerberus Loan Funding XXIII LP 2018-2A A, 3M USD LIBOR + 1.00%, FRN — 3.303% 4/15/2028(e)(f)	883,157	880,527
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.55%, FRN — 3.708% 11/15/2029(e)(f)	251,000	249,666
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, 3M USD LIBOR + 2.45%, FRN — 4.86% 12/15/2028(e)(f)	329,000	328,171
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.49%, FRN — 9.609% 12/15/2028(e)	246,000	235,351
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	666,000	676,681
Ivy Hill Middle Market Credit Fund VII Ltd., 3M USD LIBOR + 1.25%, FRN — 3.55% 7/18/2030(e)(f)	227,000	223,495
Jamestown CLO VII Ltd. 2015-7A A1R, FRN — 3.106% 7/25/2027(e)(f)	500,000	498,408
Palmer Square CLO Ltd. 2019-1A A1, FRN — 3.328% 4/20/2027(e)(f)	497,986	498,078
Sound Point CLO XII Ltd. 2016-2A AR, FRN — 3.568% 10/20/2028(e)(f)	514,000	514,962
Symphony CLO XII Ltd. 2013-12A AR, FRN — 3.333% 10/15/2025(e)(f)	1,093,797	1,094,458
Telos CLO Ltd. 2014-5A A1R, FRN — 3.253% 4/17/2028(e)(f)	260,000	259,177
Trinitas CLO V Ltd. 2016-5A AR, FRN — 3.666% 10/25/2028(e)(f)	628,000	628,453
VCO CLO LLC 2018-1A A, FRN — 3.778% 7/20/2030(e)(f)	251,000	251,053
Venture CDO Ltd. — 1.00% 4/15/2027(e)(f)	333,000	331,555
		$8,432,375
CREDIT CARD — 3.2%
American Express Credit Account Master Trust 2019-2 A — 2.67% 11/15/2024	$268,000	$273,562
American Express Credit Account Master Trust 2019-1 A — 2.87% 10/15/2024	1,014,000	1,038,400
Barclays Dryrock Issuance Trust 2019-1 A — 1.96% 5/15/2025	869,000	869,197
Synchrony Card Funding LLC 2019-A2 A — 2.34% 6/15/2025	1,014,000	1,022,611
Synchrony Card Funding LLC 2019-A1 A — 2.95% 3/15/2025	544,000	555,127
		$3,758,897

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued

EQUIPMENT — 9.9%
ARI Fleet Lease Trust 2018-B A3 — 3.43% 8/16/2027(f)	$248,000	$254,984
Ascentium Equipment Receivables Trust 2019-1A A3 — 2.83% 5/12/2025(f)	1,000,000	1,019,473
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.97% 3/20/2024	268,000	273,811
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.07% 9/20/2023(f)	528,000	539,352
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023	254,000	260,950
Chesapeake Funding II LLC — 3.10% 4/15/2031	676,000	698,694
Daimler Trucks Retail Trust 2019-1 A4 — 2.79% 5/15/2025(f)	1,000,000	1,011,764
Dell Equipment Finance Trust 2019-1 B — 2.94% 3/22/2024(f)	1,000,000	1,017,096
Great American Auto Leasing, Inc. 2019-1 B — 3.37% 2/18/2025(f)	252,000	260,996
Great America Leasing Receivables Funding LLC 2019-1 A4 — 3.21% 2/18/2025(f)	250,000	257,202
Great America Leasing Receivables Funding LLC Series 2018-1 B — 2.99% 6/17/2024(f)	255,000	258,883
HPEFS Equipment Trust 2019-1A B — 2.32% 9/20/2029(f)	100,000	100,074
John Deere Owner Trust 2019 A A4 — 3.00% 1/15/2026	532,000	547,548
Kubota Credit Owner Trust 2018-1A A4 — 3.21% 1/15/2025(f)	105,000	107,811
MMAF Equipment Finance LLC 2019 A A3 — 2.84% 11/13/2023(f)	676,000	686,976
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.21% 2/15/2024(f)	934,000	953,912
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	532,000	541,885
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	532,000	545,892
Verizon Owner Trust 2019-B B — 2.40% 12/20/2023	1,006,000	1,014,370
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.13% 11/15/2023(f)	250,000	256,815
Wheels SPV 2 LLC 2019-1A A3 — 2.35% 5/22/2028(f)	1,033,000	1,038,738
		$11,647,226
OTHER — 3.7%
MelTel Land Funding LLC 2019-1A C — 6.07% 4/15/2049(f)	$312,000	$323,158
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 10/20/2052(f)	502,000	503,045
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(f)	969,969	969,363
PFS Financing Corp. 2019-A A2 — 2.86% 4/15/2024(f)	1,000,000	1,019,074
PFS Financing Corp. 2019-A B — 3.13% 4/15/2024(f)	1,000,000	1,019,477
PFS Financing Corp. 2018-F A — 3.52% 10/15/2023(f)	446,000	452,780
		$4,286,897

TOTAL ASSET-BACKED SECURITIES (Cost $41,037,315)		$41,519,913

CORPORATE BONDS & NOTES — 1.7%
BASIC MATERIALS — 0.5%
Neon Holdings, Inc. — 10.125% 4/1/2026(f)	$550,000	$554,125

CONSUMER, NON-CYCLICAL — 0.8%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 9.875% 6/30/2024(f)	$946,682	$927,748

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
ENERGY — 0.4%
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(f)	$475,000	$454,813

TOTAL CORPORATE BONDS & NOTES (Cost $1,930,199)		$1,936,686

CORPORATE BANK DEBT — 5.7%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 9.794% 9/29/2025(a)(e)	$761,000	$758,466
Barneys New York, Inc., 1M USD LIBOR + 8.000% — 10.100% 3/31/2020(a)(b)(c)(e)	1,062,728	1,054,310
BJ Services Inc., 3M USD LIBOR + 7.000% — 9.320% 1/3/2023(a)(b)(c)(e)	246,875	244,829
Del Friscos Restaurant Group, Inc., 1M USD LIBOR + 5.500% — 7.554% 12/31/2019(a)(b)(c)(e)	396,000	396,000
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.394% 6/23/2023(a)(e)	583,100	507,297
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.794% 12/22/2024(a)(e)	336,078	335,190
PHI, Inc., 1M USD LIBOR + 7.000% — 9.044% 9/4/2024(a)(e)	939,000	924,915
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.296% 2/12/2024(a)(e)	763,000	764,908
Windstream Holdings, Inc., 1M USD LIBOR + 2.500% — 4.740% 2/26/2021(a)(e)	1,000,000	1,000,000
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.104% 9/9/2021(a)(e)	687,942	681,991

TOTAL CORPORATE BANK DEBT (Cost $6,678,195)		$6,667,906

U.S. TREASURIES — 9.4%
U.S. Treasury Bills — 1.943% 10/15/2019(g)	$1,996,000	$1,994,655
U.S. Treasury Bills — 1.886% 10/22/2019(g)	1,756,000	1,754,154
U.S. Treasury Notes — 1.750% 4/30/2022	3,645,000	3,658,919
U.S. Treasury Notes — 1.875% 4/30/2022	3,631,000	3,655,574

TOTAL U.S. TREASURIES (Cost $11,015,149)		$11,063,302

TOTAL BONDS & DEBENTURES — 99.6% (Cost $115,350,068)		$116,658,080

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $115,965,853)		$117,283,757

SHORT-TERM INVESTMENTS — 0.2%
State Street Bank Repurchase Agreement — 0.25% 10/1/2019
(Dated 09/30/2019, repurchase price of $193,001, collateralized by $195,000 principal amount U.S. Treasury Notes — 1.75% 2022, fair value $196,877)	$193,000	$193,000
TOTAL SHORT-TERM INVESTMENTS (Cost $193,000)		$193,000

TOTAL INVESTMENTS — 100.3% (Cost $116,158,853)		$117,476,757
Other Assets and Liabilities, net — (0.3)%		(366,098)
NET ASSETS — 100.0%		$117,110,659

(a)

Restricted securities. These restricted securities constituted 6.23% of total net assets at September 30, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(b)

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.98% of total net assets at September 30, 2019.

(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(d)	Non-income producing security.
(e)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

September 30, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 9.794% 9/29/2025	1/7/2019, 1/18/2019, 2/12/2019, 3/28/2019, 9/20/2019, 9/27/2019	$755,204	$758,466	0.65%
Barneys New York, Inc., 1M USD LIBOR + 8.000% — 10.100% 3/31/2020	8/14/2019	1,054,293	1,054,310	0.90%
BJ Services Inc., 3M USD LIBOR + 7.000% — 9.320% 1/3/2023	1/28/2019	244,829	244,829	0.21%
Del Friscos Restaurant Group, Inc., 1M USD LIBOR + 5.500% — 7.554% 12/31/2019	9/27/2019	396,010	396,000	0.34%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 6.394% 6/23/2023	1/17/2019, 2/8/2019, 3/11/2019	516,903	507,297	0.43%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.794% 12/22/2024	6/18/2019, 06/19/2019	335,992	335,190	0.29%
PHI Group, Inc.	8/19/2019	426,028	427,783	0.37%
PHI Group, Inc.	8/19/2019	189,757	197,894	0.17%
PHI, Inc., 1M USD LIBOR + 7.000% — 9.044% 9/4/2024	7/10/2019	920,425	924,915	0.79%
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.296% 2/12/2024	2/11/2019, 2/19/2019, 8/2/2019, 9/5/2019, 9/11/2019	769,142	764,908	0.65%
Windstream Holdings, Inc., 1M USD LIBOR + 2.500% — 4.740% 2/26/2021	3/8/2019, 3/29/2019	996,876	1,000,000	0.85%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.104% 9/9/2021	6/13/2019, 6/28/2019, 9/24/2019	688,521	681,991	0.58%
TOTAL RESTRICTED SECURITIES		$7,293,980	$7,293,583	6.23%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The following table presents the valuation levels of the Fund’s investments as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$625,677	$625,677
Commercial Mortgage-Backed Securities
Agency	—	$3,852,295	—	3,852,295
Agency Stripped	—	2,598,400	—	2,598,400
Non-Agency	—	10,543,553	—	10,543,553
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	2,588,633	—	2,588,633
Agency Pool Fixed Rate	—	31,451,921	—	31,451,921
Agency Stripped	—	308,150	—	308,150
Non-Agency Collateralized Mortgage Obligation	—	4,127,321	—	4,127,321
Asset-Backed Securities
Auto	—	13,394,518	—	13,394,518
Collateralized Loan Obligation	—	8,432,375	—	8,432,375
Credit Card	—	3,758,897	—	3,758,897
Equipment	—	11,647,226	—	11,647,226
Other	—	4,286,897	—	4,286,897
Corporate Bonds & Notes	—	1,936,686	—	1,936,686
Corporate Bank Debt	—	4,972,767	1,695,139	6,667,906
U.S. Treasuries	—	11,063,302	—	11,063,302
Short-Term Investment	—	193,000	—	193,000
	—	$115,155,941	$2,320,816	$117,476,757

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2019
Common Stocks	—	$9,892	$615,785	—	—	$625,677	$9,891
Corporate Bank Debt	—	3,066	1,736,470	$(44,397)	—	1,695,139	6
	—	$12,958	$2,352,255	$(44,397)	—	$2,320,816	$9,897

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2019:

Financial Assets	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$625,677	Restricted Assets (a)	Quotes/Prices	$8.31
Corporate Bank Debt	$1,450,310	Most Recent Capitalization (Funding) (b)	Cost	$99.21
	$244,829	Pricing Model (c)	Amortized Cost	$99.17 - $100.00

(a)         The fair value of the investments is measured at the intrinsic value of previously held bonds exchanged for new equity via company reorganization.

(b)         The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment could be lower.

(c)          The Pricing Model technique for Level 3 securities involves amortized cost. If the financials condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of this investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2019 (excluding short-term investments), was $115,965,862 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$1,365,145
Gross unrealized depreciation:	(47,250)
Net unrealized appreciation:	$1,317,895